Stock Based Compensation and Common Stock (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 24, 2021	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Weighted average conversion ratio	6.64%
Employee Benefits and Share-Based Compensation			$ 115,000
Vested stock unissued	10,000,000
Stock based compensation expense		$ 41,500	$ 123,200
Common stock, shares authorized		96,248,541
Common stock, par value		$ 0.0001
Common Stock Class D [Member]
Class of Stock [Line Items]
Stock issued during period	25,725,370
Stock Issued During Period to employees			578,400
Common Class D [Member]
Class of Stock [Line Items]
Common stock, shares authorized		41,925,572	41,925,572
Common stock, par value		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		31,125,370	25,725,370